Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
	Summary Compensation Table Total for Mr. Cordani	Compensation Actually Paid to Mr. Cordani	Average Summary Compensation Table Total for NEOs (other than Mr. Cordani)	Average Compensation Actually Paid to NEOs (other than Mr. Cordani)	Value of Initial Fixed $100 Investment Based on:		Net Income (2) (in millions)	Company -Selected Measure: Adjusted income from operations, per share(3)
Fiscal Year					Company TSR	Peer Group TSR(1)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$20,965,504	$57,388,994	$6,346,552	$15,496,862	$167.71	$140.29	$6,668	$23.27
2021	$19,872,266	$15,448,906	$7,164,215	$5,232,498	$114.34	$143.09	$5,365	$20.47
2020	$19,929,493	$15,872,537	$7,075,762	$5,955,295	$101.83	$113.45	$8,458	$18.45
(1)	Peer Group reflects published data for the S&P 500 Health Care Index.
(2)	Reflects “Shareholders’ Net Income” per SEC requirements.
(3)
For purposes of this section, we have identified Adjusted income from operations, per share as our Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2022. Additional information regarding our use of non-GAAP measures and reconciliations to the most directly comparable GAAP measure can be found on Annex A.

To calculate the Compensation Actually Paid reflected in the Pay Versus Performance Table above, the following amounts were deducted from and added to Summary Compensation Table total compensation for each fiscal year:
Mr. Cordani’s Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Fiscal Year	Salary	Stock Awards	Bonus&Non- Equity Incentive Compensation	All Other Compensation	Change in Pension Value & NQDC Earnings	Summary Compensation Table Total	Stock Award Deductions from Summary Compensation Table Total (1)	Stock Award Additions to Summary Compensation Table Total (2)	Compensation Actually Paid(3)
2022	$1,500,000	$15,544,307	$3,600,000	$321,197	$0	$20,965,504	- $15,544,307	+$51,967,797	$57,388,994
2021	$1,500,000	$15,370,427	$2,700,000	$301,839	$0	$19,872,266	-$15,370,427	+ $10,947,067	$15,448,906
2020	$1,500,000	$14,560,254	$3,500,000	$179,341	$189,898	$19,929,493	-$14,560,254	+$10,503,298	$15,872,537
Average NEOs (other than Mr. Cordani) Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Fiscal Year	Salary	Stock Awards	Bonus & Non-Equity Incentive Compensation	All Other Compensation	Change in Pension Value & NQDC Earnings	Summary Compensation Table Total	Stock Award Deductions from Summary Compensation Table Total (1)	Stock Award Additions to Summary Compensation Table Total (2)	Compensation Actually Paid(3)
2022	$827,549	$4,236,986	$1,230,625	$51,392	$0	$6,346,552	- $4,236,986	+ $13,387,296	$15,496,862
2021	$995,385	$4,731,519	$604,500	$829,680	$3,131	$7,164,215	-$4,731,519	+$2,799,802	$5,232,498
2020	$1,001,923	$4,503,476	$1,470,625	$55,835	$43,903	$7,075,762	- $4,503,476	+$3,383,009	$5,955,295
(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year is further detailed in the tables below:

Mr. Cordani’s Compensation Actually Paid Equity Valuation for each Fiscal Year
2022 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2022	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2022	Change in Fair Value of Awards that Vested in 2022	Fair Value of Awards Forfeited or Cancelled in 2022	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$7,876,809	$6,875,723	$444,986	$0	$15,197,518
Restricted Stock/RSUs	$4,232,868	$1,767,720	$38,838	$0	$6,039,426
Strategic Perf Shares	$17,751,119	$12,979,546	$188	$0	$30,730,853
Total	$29,860,796	$21,622,989	$484,012	$0	$51,967,797
2021 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2021	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2021	Change in Fair Value of Awards that Vested in 2021	Fair Value of Awards Forfeited or Cancelled in 2021	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$4,385,246	$ 382,720	-$ 555,181	$0	$4,212,785
Restricted Stock/RSUs	$3,893,606	$392,213	$ 26,005	$0	$4,311,824
Strategic Perf Shares	$6,977,016	-$4,619,317	$ 64,758	$0	$2,422,457
Total	$15,255,868	-$3,844,384	-$464,418	$0	$10,947,067
2020 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2020	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2020	Change in Fair Value of Awards that Vested in 2020	Fair Value of Awards Forfeited or Cancelled in 2020	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$3,749,535	-$241,674	-$1,637,861	$0	$1,870,000
Restricted Stock/RSUs	$3,794,705	$45,261	-$114,871	$0	$3,725,095
Strategic Perf Shares	$7,929,201	-$1,965,506	-$1,055,492	$0	$4,908,203
Total	$15,473,441	-$2,161,919	-$ 2,808,224	$0	$10,503,298
Average NEO’s (other than Mr. Cordani) Compensation Actually Paid Equity Valuation for each Fiscal Year
2022 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2022	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2022	Change in Fair Value of Awards that Vested in 2022	Fair Value of Awards Forfeited or Cancelled in 2022	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$2,714,064	$1,556,183	$91,685	$0	$4,361,932
Restricted Stock/RSUs	$1,458,559	$444,168	$36,761	$0	$1,939,488
Strategic Perf Shares	$4,077,759	$3,008,083	$33	$0	$7,436,426
Total	$8,250,382	$5,008,434	$128,479	$0	$13,387,296
2021 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2021	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2021	Change in Fair Value of Awards that Vested in 2021	Fair Value of Awards Forfeited or Cancelled in 2021	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$1,349,900	$84,814	-$143,363	$0	$1,291,351
Restricted Stock/RSUs	$1,198,577	$132,175	-$345,777	$0	$984,975
Strategic Perf Shares	$1,861,457	-$1,240,350	$49,621	$147,252	$523,476
Total	$4,409,934	-$1,023,361	-$439,519	$147,252	$2,799,802
2020 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2020	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2020	Change in Fair Value of Awards that Vested in 2020	Fair Value of Awards Forfeited or Cancelled in 2020	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$1,159,710	-$52,264	-$444,007	$0	$663,439
Restricted Stock/RSUs	$1,173,719	$35,275	-$56,462	$0	$1,152,532
Strategic Perf Shares	$2,452,495	-$533,442	-$352,015	$0	$1,567,038
Total	$4,785,924	-$550,431	-$852,484	$0	$3,383,009
(3)
No pension-related adjustments associated with the Cigna Pension Plan were necessary in the calculation of Compensation Actually Paid as the plan is frozen and there were no prior service costs established in the last three years.

Company Selected Measure Name	Adjusted income from operations, per share
Named Executive Officers, Footnote [Text Block]
The NEOs (other than Mr. Cordani) reflected in columns (d) and (e) of the Pay Versus Performance Table are represented by the following individuals for each fiscal year as shown below:
2022	2021	2020
Eric Palmer	Eric Palmer	Eric Palmer
Nicole Jones	Nicole Jones	Nicole Jones
Brian Evanko	Timothy Wentworth	Timothy Wentworth
Noelle Eder	Matthew Manders	Matthew Manders
Brian Evanko

Peer Group Issuers, Footnote [Text Block]
(1)	Peer Group reflects published data for the S&P 500 Health Care Index.

PEO Total Compensation Amount	$ 20,965,504	$ 19,872,266	$ 19,929,493
PEO Actually Paid Compensation Amount	$ 57,388,994	15,448,906	15,872,537
Adjustment To PEO Compensation, Footnote [Text Block]
Summary Compensation Table Totals Versus Compensation Actually Paid
In 2022, a year in which shareholder return for The Cigna Group exceeded 40% and led the health care industry, the Compensation Actually Paid to Mr. Cordani and our other NEOs calculated pursuant to the Pay Versus Performance rules exceeded the amounts reported in the Summary Compensation Table by 174% and 144%, respectively, versus 22% and 20% lower than Summary Compensation Table amounts in 2021 and 2020, respectively for Mr. Cordani, and 27% and 16% lower than Summary Compensation Table amounts in 2021 and 2020, respectively for our other NEOs.
Mr. Cordani:
Fiscal Year	Summary Compensation Table Total	Compensation Actually Paid	Ratio of Compensation Actually Paid to Summary Compensation Table Total
2022	$20,965,504	$57,388,994	2.74
2021	$19,872,266	$15,448,906	0.78
2020	$19,929,493	$15,872,537	0.80
This is due to the following:
•
The amounts reported in the Summary Compensation Table are largely based on the grant date fair value of equity compensation awards made during the applicable fiscal year whereas Compensation Actually Paid is based on the fair value of equity awards made during the year valued at year-end, plus any change in the value of prior year’s awards, including awards granted in 2019, 2020, and 2021. Thus, Compensation Actually Paid reflects all or portions of four years’ worth of equity awards, while the amounts reported in the Summary Compensation Table are based on only the equity awards granted in the applicable reporting year.

•
As noted in the CD&A, a significant portion of the executive officers’ equity compensation payout is based on the Company’s TSR performance relative to peers. The Company’s TSR underperformed against the peer group in years 2020 and 2021, leading to annual Compensation Actually Paid values that were lower than their relative Summary Compensation Table values in those fiscal years. By comparison, Company TSR growth was significant in 2022 and also outperformed the peer group, leading to 2022 Compensation Actually Paid values for the NEOs well above their relative Summary Compensation Table values. It should be noted that Summary Compensation Table compensation is not affected by annual changes in stock price or the Company’s TSR performance on an absolute or relative basis.
To calculate the Compensation Actually Paid reflected in the Pay Versus Performance Table above, the following amounts were deducted from and added to Summary Compensation Table total compensation for each fiscal year:
Mr. Cordani’s Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Fiscal Year	Salary	Stock Awards	Bonus&Non- Equity Incentive Compensation	All Other Compensation	Change in Pension Value & NQDC Earnings	Summary Compensation Table Total	Stock Award Deductions from Summary Compensation Table Total (1)	Stock Award Additions to Summary Compensation Table Total (2)	Compensation Actually Paid(3)
2022	$1,500,000	$15,544,307	$3,600,000	$321,197	$0	$20,965,504	- $15,544,307	+$51,967,797	$57,388,994
2021	$1,500,000	$15,370,427	$2,700,000	$301,839	$0	$19,872,266	-$15,370,427	+ $10,947,067	$15,448,906
2020	$1,500,000	$14,560,254	$3,500,000	$179,341	$189,898	$19,929,493	-$14,560,254	+$10,503,298	$15,872,537
Mr. Cordani’s Compensation Actually Paid Equity Valuation for each Fiscal Year
2022 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2022	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2022	Change in Fair Value of Awards that Vested in 2022	Fair Value of Awards Forfeited or Cancelled in 2022	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$7,876,809	$6,875,723	$444,986	$0	$15,197,518
Restricted Stock/RSUs	$4,232,868	$1,767,720	$38,838	$0	$6,039,426
Strategic Perf Shares	$17,751,119	$12,979,546	$188	$0	$30,730,853
Total	$29,860,796	$21,622,989	$484,012	$0	$51,967,797
2021 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2021	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2021	Change in Fair Value of Awards that Vested in 2021	Fair Value of Awards Forfeited or Cancelled in 2021	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$4,385,246	$ 382,720	-$ 555,181	$0	$4,212,785
Restricted Stock/RSUs	$3,893,606	$392,213	$ 26,005	$0	$4,311,824
Strategic Perf Shares	$6,977,016	-$4,619,317	$ 64,758	$0	$2,422,457
Total	$15,255,868	-$3,844,384	-$464,418	$0	$10,947,067
2020 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2020	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2020	Change in Fair Value of Awards that Vested in 2020	Fair Value of Awards Forfeited or Cancelled in 2020	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$3,749,535	-$241,674	-$1,637,861	$0	$1,870,000
Restricted Stock/RSUs	$3,794,705	$45,261	-$114,871	$0	$3,725,095
Strategic Perf Shares	$7,929,201	-$1,965,506	-$1,055,492	$0	$4,908,203
Total	$15,473,441	-$2,161,919	-$ 2,808,224	$0	$10,503,298

Non-PEO NEO Average Total Compensation Amount	$ 6,346,552	7,164,215	7,075,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,496,862	5,232,498	5,955,295
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Summary Compensation Table Totals Versus Compensation Actually Paid
In 2022, a year in which shareholder return for The Cigna Group exceeded 40% and led the health care industry, the Compensation Actually Paid to Mr. Cordani and our other NEOs calculated pursuant to the Pay Versus Performance rules exceeded the amounts reported in the Summary Compensation Table by 174% and 144%, respectively, versus 22% and 20% lower than Summary Compensation Table amounts in 2021 and 2020, respectively for Mr. Cordani, and 27% and 16% lower than Summary Compensation Table amounts in 2021 and 2020, respectively for our other NEOs.
Other NEOs:
Fiscal Year	Summary Compensation Table Total	Compensation Actually Paid	Ratio of Compensation Actually Paid to Summary Compensation Table Total
2022	$6,346,552	$15,496,862	2.44
2021	$7,164,215	$5,232,498	0.73
2020	$7,075,762	$5,955,295	0.84
This is due to the following:
•
The amounts reported in the Summary Compensation Table are largely based on the grant date fair value of equity compensation awards made during the applicable fiscal year whereas Compensation Actually Paid is based on the fair value of equity awards made during the year valued at year-end, plus any change in the value of prior year’s awards, including awards granted in 2019, 2020, and 2021. Thus, Compensation Actually Paid reflects all or portions of four years’ worth of equity awards, while the amounts reported in the Summary Compensation Table are based on only the equity awards granted in the applicable reporting year.

•
As noted in the CD&A, a significant portion of the executive officers’ equity compensation payout is based on the Company’s TSR performance relative to peers. The Company’s TSR underperformed against the peer group in years 2020 and 2021, leading to annual Compensation Actually Paid values that were lower than their relative Summary Compensation Table values in those fiscal years. By comparison, Company TSR growth was significant in 2022 and also outperformed the peer group, leading to 2022 Compensation Actually Paid values for the NEOs well above their relative Summary Compensation Table values. It should be noted that Summary Compensation Table compensation is not affected by annual changes in stock price or the Company’s TSR performance on an absolute or relative basis.
To calculate the Compensation Actually Paid reflected in the Pay Versus Performance Table above, the following amounts were deducted from and added to Summary Compensation Table total compensation for each fiscal year:
Average NEOs (other than Mr. Cordani) Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Fiscal Year	Salary	Stock Awards	Bonus & Non-Equity Incentive Compensation	All Other Compensation	Change in Pension Value & NQDC Earnings	Summary Compensation Table Total	Stock Award Deductions from Summary Compensation Table Total (1)	Stock Award Additions to Summary Compensation Table Total (2)	Compensation Actually Paid(3)
2022	$827,549	$4,236,986	$1,230,625	$51,392	$0	$6,346,552	- $4,236,986	+ $13,387,296	$15,496,862
2021	$995,385	$4,731,519	$604,500	$829,680	$3,131	$7,164,215	-$4,731,519	+$2,799,802	$5,232,498
2020	$1,001,923	$4,503,476	$1,470,625	$55,835	$43,903	$7,075,762	- $4,503,476	+$3,383,009	$5,955,295
(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year is further detailed in the tables below:

Average NEO’s (other than Mr. Cordani) Compensation Actually Paid Equity Valuation for each Fiscal Year
2022 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2022	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2022	Change in Fair Value of Awards that Vested in 2022	Fair Value of Awards Forfeited or Cancelled in 2022	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$2,714,064	$1,556,183	$91,685	$0	$4,361,932
Restricted Stock/RSUs	$1,458,559	$444,168	$36,761	$0	$1,939,488
Strategic Perf Shares	$4,077,759	$3,008,083	$33	$0	$7,436,426
Total	$8,250,382	$5,008,434	$128,479	$0	$13,387,296
2021 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2021	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2021	Change in Fair Value of Awards that Vested in 2021	Fair Value of Awards Forfeited or Cancelled in 2021	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$1,349,900	$84,814	-$143,363	$0	$1,291,351
Restricted Stock/RSUs	$1,198,577	$132,175	-$345,777	$0	$984,975
Strategic Perf Shares	$1,861,457	-$1,240,350	$49,621	$147,252	$523,476
Total	$4,409,934	-$1,023,361	-$439,519	$147,252	$2,799,802
2020 Compensation Actually Paid Equity Valuation
Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2020	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2020	Change in Fair Value of Awards that Vested in 2020	Fair Value of Awards Forfeited or Cancelled in 2020	Equity Value in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)
Stock Options	$1,159,710	-$52,264	-$444,007	$0	$663,439
Restricted Stock/RSUs	$1,173,719	$35,275	-$56,462	$0	$1,152,532
Strategic Perf Shares	$2,452,495	-$533,442	-$352,015	$0	$1,567,038
Total	$4,785,924	-$550,431	-$852,484	$0	$3,383,009
(3)
No pension-related adjustments associated with the Cigna Pension Plan were necessary in the calculation of Compensation Actually Paid as the plan is frozen and there were no prior service costs established in the last three years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Company TSR and Peer Group TSR
From 2020 through 2022, Mr. Cordani and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s TSR and its relative TSR as compared to the peer group used for this Pay Versus Performance analysis, namely the Standard & Poor's (S&P) 500 Health Care Index. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers.
50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group, which has changed over time and differs from the broader S&P 500 Health Care Index. The Company’s TSR underperformed relative to the S&P 500 Health Care Index in 2020 and 2021, leading to annual Compensation Actually Paid values that were lower than their relative Summary Compensation Table values in each fiscal year. In 2022, however, the Company saw significant TSR growth and outperformed the peer group. This stock price growth translated to significantly increased Compensation Actually Paid values for Mr. Cordani and the other NEOs for 2022.
As noted in the Pay Versus Performance Table below, the cumulative TSR of our common stock outperformed the S&P 500 Index and the S&P 500 Health Care Index for the three-year period ended December 31, 2022. The graph below compares The Cigna Group’s cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2022, which we believe provides a more fulsome understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.
Five Year Cumulative Total Shareholder Return*
December 31, 2017 - December 31, 2022

*	Assumes that the value of the investment in Cigna common stock and each index was $100 on December 31, 2017 and that all dividends were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income
The Company’s annual net income in 2022 was higher versus 2021 but lower than 2020. Over the same reporting period, Mr. Cordani and other NEOs’ Compensation Actually Paid has generally appreciated. This is due to the following:
•	the significant emphasis the Company places on equity incentives, which are more sensitive to absolute stock price performance and stock price performance relative to peers;
•	the divestiture of the Group Disability and Life business in Q4 2020; and
•
the fact that the Company does not use year-over-year changes in net income to determine compensation levels or incentive plan payouts; instead, adjusted income from operations has been the Company’s income measure of performance in its incentive plans and one of the Company’s most important performance measures for determining compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Adjusted Earnings per Share
Similar to the discussion of the relationship between Compensation Actually Paid and Company/Peer Group TSR above, Mr. Cordani and other NEOs’ Compensation Actually Paid amounts are generally aligned with the Company’s Adjusted EPS results over the reporting period. Adjusted EPS long-term goals account for 50% of an SPS award’s total payout. Final results for Adjusted EPS in years 2021 and 2022, relative to internal goals established at the beginning of each SPS award’s performance measurement period, have contributed to the increased Compensation Actually Paid values for Mr. Cordani and other NEOs seen in 2022. By the end of 2022, all SPS awards granted in years 2020, 2021 and 2022 were trending above their targeted Adjusted EPS results.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid versus Company TSR and Peer Group TSR
From 2020 through 2022, Mr. Cordani and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s TSR and its relative TSR as compared to the peer group used for this Pay Versus Performance analysis, namely the Standard & Poor's (S&P) 500 Health Care Index. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers.
50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group, which has changed over time and differs from the broader S&P 500 Health Care Index. The Company’s TSR underperformed relative to the S&P 500 Health Care Index in 2020 and 2021, leading to annual Compensation Actually Paid values that were lower than their relative Summary Compensation Table values in each fiscal year. In 2022, however, the Company saw significant TSR growth and outperformed the peer group. This stock price growth translated to significantly increased Compensation Actually Paid values for Mr. Cordani and the other NEOs for 2022.
As noted in the Pay Versus Performance Table below, the cumulative TSR of our common stock outperformed the S&P 500 Index and the S&P 500 Health Care Index for the three-year period ended December 31, 2022. The graph below compares The Cigna Group’s cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2022, which we believe provides a more fulsome understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.
Five Year Cumulative Total Shareholder Return*
December 31, 2017 - December 31, 2022

*	Assumes that the value of the investment in Cigna common stock and each index was $100 on December 31, 2017 and that all dividends were reinvested.

Tabular List [Table Text Block]
Most Important Measures in Determining FY2022 Compensation Actually Paid
The six performance measures listed below represent the most important measures Cigna used to determine Named Executive Officer compensation for fiscal year 2022. The use of each measure is further described in the Compensation Discussion and Analysis (CD&A) within the section titled “Elements of Compensation”.
Most Important Company Performance Measures
Adjusted Income from Operations
Adjusted Revenue
Relative Total Shareholder Return
Adjusted Income from Operations Per Share
Affordability and Effectiveness
Environmental, Social & Governance Measures

Total Shareholder Return Amount	$ 167.71	114.34	101.83
Peer Group Total Shareholder Return Amount	140.29	143.09	113.45
Net Income (Loss)	$ 6,668,000,000	$ 5,365,000,000	$ 8,458,000,000
Company Selected Measure Amount | $ / shares	23.27	20.47	18.45
PEO Name	Mr. Cordani
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Income from Operations
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Income from Operations Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Affordability and Effectiveness
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Environmental, Social & Governance Measures
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 1,500,000	$ 1,500,000	$ 1,500,000
Stock Awards	15,544,307	15,370,427	14,560,254
Bonus and Non-Equity Incentive Compensation	3,600,000	2,700,000	3,500,000
All Other Compensation	321,197	301,839	179,341
Change in Pension Value and Nonqualified Deferred Compensation Earnings	$ 0	$ 0	$ 189,898
Ratio of Compensation Actually Paid to Summary Compensation	2.74	0.78	0.8
Adjustment to Compensation Amount	$ 51,967,797	$ 10,947,067	$ 10,503,298
PEO [Member] | Adjustment for Stock Award Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,544,307)	(15,370,427)	(14,560,254)
PEO [Member] | Adjustment for Stock Award Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	51,967,797	10,947,067	10,503,298
PEO [Member] | Adjustment for Fair Value of Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,860,796	15,255,868	15,473,441
PEO [Member] | Adjustment for Fair Value of Stock Option Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,876,809	4,385,246	3,749,535
PEO [Member] | Adjustment for Fair Value of Restricted Stock/RSU Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,232,868	3,893,606	3,794,705
PEO [Member] | Adjustment for Fair Value of Strategic Performance Share Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,751,119	6,977,016	7,929,201
PEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,622,989	(3,844,384)	(2,161,919)
PEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,875,723	382,720	(241,674)
PEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Restricted Stock/RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,767,720	392,213	45,261
PEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Strategic Performance Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,979,546	(4,619,317)	(1,965,506)
PEO [Member] | Adjustment for Change in Fair Value of Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	484,012	(464,418)	(2,808,224)
PEO [Member] | Adjustment for Change in Fair Value of Stock Option Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	444,986	(555,181)	(1,637,861)
PEO [Member] | Adjustment for Change in Fair Value of Restricted Stock/RSU Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,838	26,005	(114,871)
PEO [Member] | Adjustment for Change in Fair Value of Strategic Performance Share Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188	64,758	(1,055,492)
PEO [Member] | Adjustment for Fair Value of Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Fair Value of Stock Option Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Fair Value of Restricted Stock/RSU Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Fair Value of Strategic Performance Share Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Equity Value for Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,197,518	4,212,785	1,870,000
PEO [Member] | Adjustment for Equity Value for Restricted Stock/RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,039,426	4,311,824	3,725,095
PEO [Member] | Adjustment for Equity Value for Strategic Performance Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,730,853	2,422,457	4,908,203
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	827,549	995,385	1,001,923
Stock Awards	4,236,986	4,731,519	4,503,476
Bonus and Non-Equity Incentive Compensation	1,230,625	604,500	1,470,625
All Other Compensation	51,392	829,680	55,835
Change in Pension Value and Nonqualified Deferred Compensation Earnings	$ 0	$ 3,131	$ 43,903
Ratio of Compensation Actually Paid to Summary Compensation	2.44	0.73	0.84
Adjustment to Compensation Amount	$ 13,387,296	$ 2,799,802	$ 3,383,009
Non-PEO NEO [Member] | Adjustment for Stock Award Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,236,986)	(4,731,519)	(4,503,476)
Non-PEO NEO [Member] | Adjustment for Stock Award Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,387,296	2,799,802	3,383,009
Non-PEO NEO [Member] | Adjustment for Fair Value of Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,250,382	4,409,934	4,785,924
Non-PEO NEO [Member] | Adjustment for Fair Value of Stock Option Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,714,064	1,349,900	1,159,710
Non-PEO NEO [Member] | Adjustment for Fair Value of Restricted Stock/RSU Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,458,559	1,198,577	1,173,719
Non-PEO NEO [Member] | Adjustment for Fair Value of Strategic Performance Share Awards Granted in Current Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,077,759	1,861,457	2,452,495
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,008,434	(1,023,361)	(550,431)
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,556,183	84,814	(52,264)
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Restricted Stock/RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	444,168	132,175	35,275
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Prior Year Strategic Performance Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,008,083	(1,240,350)	(533,442)
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	128,479	(439,519)	(852,484)
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Stock Option Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,685	(143,363)	(444,007)
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Restricted Stock/RSU Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,761	(345,777)	(56,462)
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Strategic Performance Share Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33	49,621	(352,015)
Non-PEO NEO [Member] | Adjustment for Fair Value of Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	147,252	0
Non-PEO NEO [Member] | Adjustment for Fair Value of Stock Option Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Fair Value of Restricted Stock/RSU Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Fair Value of Strategic Performance Share Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	147,252	0
Non-PEO NEO [Member] | Adjustment for Equity Value for Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,361,932	1,291,351	663,439
Non-PEO NEO [Member] | Adjustment for Equity Value for Restricted Stock/RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,939,488	984,975	1,152,532
Non-PEO NEO [Member] | Adjustment for Equity Value for Strategic Performance Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,436,426	$ 523,476	$ 1,567,038